Commitments and Contingencies	6 Months Ended
Mar. 31, 2025
Commitments and Contingencies [Abstract]
Commitments and Contingencies

Note 11 — Commitments and Contingencies

Lease Commitments

The total future minimum lease payments of short-term lease under the non-cancellable operating lease with respect to the office as of March 31, 2025 are payable as follows:

Lease Commitment
Within 1 year	$19,627

Contingencies

In the ordinary course of business, the Company may be subject to legal proceedings regarding contractual and employment relationships and a variety of other matters. The Company records contingent liabilities resulting from such claims, when a loss is assessed to be probable and the amount of the loss is reasonably estimable. In the opinion of management, there were no pending or threatened claims and litigation as of March 31, 2025 and through the issuance date of these consolidated financial statements.